QB2 Advances from SMM/SC - Narrative (Details) - SSM/SC $ in Millions	Dec. 31, 2022 USD ($)
Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 1,300
Subordinated Loan Facility Agreement
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 750